Equity-Accounted Investees and Joint Business - Consolidated Statements of Profit and Loss (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Shanghai RAAS Blood Products Co., Ltd.
Equity-Accounted Investees and Joint Business
Percentage of interest in SRAAS remaining		6.58%
Unrealized Gain (Loss)	€ 68
Shanghai RAAS Blood Products Co., Ltd.
Equity-Accounted Investees and Joint Business
Percentage of interest in SRAAS remaining	6.58%
Selling price	€ 1,608
Fair value of SRAAS 6,58%	434
Minus: book value of the Non-current asset held for sale and transaction costs	(1,124)
Minus: book value of the Investment accounted for using the equity method as the date of loss of the significant influence	(368)
Minus: increase of the minority interest of GDS	(508)
Other contractual obligations	(10)
Result before the reclassification of translation differences	32
Accumulated translation differences in equity	2
Transaction result: profit	34
Taxes on profits in China and Spain	(35)
Result net of taxes	€ (1)